Employee Benefit Plan, Schedule, Asset Held for Investment	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

Supplemental Schedule
Eversource 401k Plan
EIN 06-0810627, Plan No. 005
Form 5500, Schedule H, Part IV, Line 4(i) –
Schedule of Assets (Held at End of Year)
As of December 31, 2025
(Thousands of Dollars)

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(e) Current Value
*	Eversource Energy	Eversource Common Shares Fund (including the ESOP allocated Eversource Energy Common Shares), $5 par	$601,416
	Prudential	Investment Contract	418,779
*	Fidelity	Growth Company Commingled Pool Class F	704,902
*	Fidelity	Spartan 500 Index Pool Class E	636,122
*	Fidelity	Spartan Global ex US Index Pool Class E	64,438
*	Fidelity	Spartan Extended Market Index Pool Class E	21,154
*	Fidelity	FIAM U.S. Bond Index Commingled Pool Class C	26,219
*	Fidelity	Freedom Blend Retirement Commingled Pool Class Y	10,861
*	Fidelity	International Discovery Fund – Class K	106,564
*	Fidelity	Freedom Blend 2010 Commingled Pool Class Y	12,259
*	Fidelity	Freedom Blend 2015 Commingled Pool Class Y	341
*	Fidelity	Freedom Blend 2020 Commingled Pool Class Y	112,170
*	Fidelity	Freedom Blend 2025 Commingled Pool Class Y	7,334
*	Fidelity	Freedom Blend 2030 Commingled Pool Class Y	297,627
*	Fidelity	Freedom Blend 2035 Commingled Pool Class Y	16,642
*	Fidelity	Freedom Blend 2040 Commingled Pool Class Y	275,394
*	Fidelity	Freedom Blend 2045 Commingled Pool Class Y	10,805
*	Fidelity	Freedom Blend 2050 Commingled Pool Class Y	224,053
*	Fidelity	Freedom Blend 2055 Commingled Pool Class Y	7,362
*	Fidelity	Freedom Blend 2060 Commingled Pool Class Y	102,854
*	Fidelity	Freedom Blend 2065 Commingled Pool Class Y	2,758
*	Fidelity	Freedom Blend 2070 Commingled Pool Class Y	745
	EARNEST Partners	Interest in Common Collective Trust	78,834
	Boston Trust Walden	Separately Managed Account	78,021
	Vanguard	Windsor II Admiral	174,603
	IR+M	Intermediate Bond Fund - Common Collective Trust	96,942
*	Various	Brokerage Link	282,857
*	Eversource Energy	Cash and Cash Equivalents	60,667
		Total Investments	$4,432,723
*	Plan Participants	Loans to Participants **	47,100
			$4,479,823

Schedule of Assets (Held at End of Year) (continued)

As of December 31, 2025
(Thousands of Dollars)

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(e) Current Value
	Boston Trust Walden - Separately Managed Account
	Acuity Inc	Common Stock	$1,020
	Akamai Technologies Inc	Common Stock	649
	Allegion Plc	Common Stock	1,497
	Amdocs Ltd	Common Stock	1,013
	American Financial Group Inc	Common Stock	988
	Antero Midstream Corp	Common Stock	1,148
	Applied Industrial Tech Inc	Common Stock	1,170
	AptarGroup Inc	Common Stock	1,326
	Atmos Energy Corp	Common Stock	879
	Avery Dennison Corp	Common Stock	1,018
	Badger Meter Inc	Common Stock	721
	BJ's Wholesale Club Holdings	Common Stock	1,484
	Camden Property Trust	Common Stock	940
	Cavco Industries Inc	Common Stock	770
	CBOE Holdings Inc	Common Stock	1,340
	Charles River Laboratories Intl Inc	Common Stock	1,181
	Check Point Software Tech Ltord	Common Stock	1,289
	Chemed Corp	Common Stock	918
	Choice Hotels Intl Inc	Common Stock	896
	Cincinnati Financial Corp	Common Stock	1,497
	Commerce Bancshares Inc	Common Stock	960
	Cooper Cos Inc	Common Stock	1,385
	CubeSmart	Common Stock	779
	Cullen/Frost Bankers Inc	Common Stock	1,224
	Dolby Laboratories Inc	Common Stock	534
	Donaldson Co Inc	Common Stock	1,362
	Dynatrace Inc	Common Stock	914
	East West Bancorp Inc	Common Stock	1,050
	Essential Utils Inc	Common Stock	1,227
	EXL Service Holdings Inc	Common Stock	1,032
	Expeditors Intl Wash Inc	Common Stock	1,287
	F5 Inc	Common Stock	986
	FactSet Resh Systems Inc	Common Stock	933
	Genuine Parts Co	Common Stock	528
	Globus Medical Inc-A	Common Stock	1,275
	GoDaddy Inc	Common Stock	866
	Hubbell Inc	Common Stock	1,248
	IDACORP Inc	Common Stock	617
	IDEX Corp Com	Common Stock	1,529
	International Bancshares Crp	Common Stock	616

Schedule of Assets (Held at End of Year) (continued)

As of December 31, 2025
(Thousands of Dollars)

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(e) Current Value
	Boston Trust Walden - Separately Managed Account (continued)
	Jack Henry & Associates Inc	Common Stock	1,168
	Jazz Pharmaceuticals Plc	Common Stock	698
	Jones Lang LaSalle Inc	Common Stock	1,538
	Lamar Advertising Co	Common Stock	800
	Lincoln Electric Holdings	Common Stock	941
	Magnolia Oil & Gas Corp	Common Stock	1,518
	Masco Corp Com	Common Stock	681
	Matador Resources Co	Common Stock	554
	McCormick & Co Inc	Common Stock	1,109
	Medpace Holdings Inc	Common Stock	1,502
	NetApp Inc	Common Stock	880
	New York Times Co	Common Stock	1,297
	Nordson Corporation	Common Stock	1,547
	Northern Trust Corporation	Common Stock	855
	One Gas Inc	Common Stock	732
	Paycom Software Inc	Common Stock	924
	Progress Software Corp	Common Stock	718
	Qualys Inc	Common Stock	1,542
	RPM International Inc	Common Stock	1,154
	SEI Investments Company	Common Stock	1,484
	Service Corp International	Common Stock	1,270
	Silgan Holdings Inc	Common Stock	475
	Simply Good Foods Co	Common Stock	540
	Smith (A.O.) Corp	Common Stock	1,287
	Snap On Inc	Common Stock	1,344
	Sprouts Farmers Market Inc	Common Stock	649
	Stag Industrial Inc	Common Stock	736
	Steris Plc	Common Stock	1,459
	Teradyne Inc	Common Stock	1,593
	Texas Roadhouse Inc	Common Stock	841
	TopBuild Corp	Common Stock	1,197
	Watts Water Technologies	Common Stock	1,063
	Williams-Sonoma Inc	Common Stock	861
	Zimmer Biomet Holdings Inc	Common Stock	968
		Total Separately Managed Account	$78,021

*    Indicates party-in-interest
**    The participant loans have interest rates ranging from 3.25 percent to 9.5 percent with maturity dates ranging from January 1, 2025 to December 31, 2055.